The Gabelli Westwood Funds
                           ==========================

                                  Annual Report
                               September 30, 1997

                                                 o  SmallCap Equity Fund

               ***** Equity Fund                 o  Realty Fund

               ***** Balanced Fund               o  Intermediate Bond Fund

      Morningstar rates the Equity Fund 5 stars overall and for the three and five year periods and 4 stars for the ten year period ended 10/31/97. Morningstar rates the Balanced Fund 5 stars overall and for the three and five year periods ended 10/31/97. The Funds were rated among 2189, 1210 and 642 domestic equity funds for the three, five and ten year periods ended 10/31/97, respectively.

Dear Fellow Shareholder:

      We are pleased to provide the September 30, 1997 annual report for The Gabelli Westwood Funds, including the Equity Fund, Balanced Fund, Intermediate Bond Fund and the recently launched SmallCap Equity Fund.

      On September 30, 1997, we launched the Realty Fund which invests in publicly traded Real Estate Investment Trusts (REITs). The initial transaction of the Realty Fund resulted in the sale of 10,000 shares of the Fund at $10 per share to Gabelli Funds, Inc. on September 30, 1997. We look forward to sharing the initial performance results for the Realty Fund in our next letter.

Economic Commentary

      Over the past year, we, along with many other mutual fund managers, have been the beneficiaries of this growing industry. One of the results is opening a new fund for investors; the SmallCap Equity Fund which became available on April 15, 1997. The Fund is managed by Lynda J. Calkin, CFA, who has been working with Westwood since 1993. The Equity and Balanced Funds have gained increasing attention from Charles Schwab's OneSource program and have also been added to the newly formed Fund of Funds portfolio program, the OneSource Portfolio-Balanced Allocation, managed by Schwab. Additionally, the Equity Fund has been added to Schwab's Select Funds List for 401(k) Plans which has resulted in significant growth in the

--------------------------------------------------------------------------------
Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. Morningstar proprietary ratings reflect historical risk-adjusted performance as of October 31, 1997. The ratings are subject to change every month. Morningstar ratings are calculated from the Funds' 3, 5 and 10 year average annual returns in excess of 90 day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90 day T-bill returns. The top 10% of the funds in an investment category receive 5 stars and the next 22.5% receive 4 stars. As of September 30, 1997, the Equity Fund Retail Class received an overall rating of 5 stars (*****) from Morningstar. The Fund was rated 5 stars for the 3 and 5 year periods and 4 stars for the 10 year period ended September 30, 1997 among 2143, 1187 and 638 domestic equity funds, respectively. As of September 30, 1997, the Balanced Fund Retail Class received an overall rating of 4 stars (****) from Morningstar. The Fund was rated 4 stars for the 3 and 5 year periods ended September 30, 1997 among 2143 and 1187 domestic equity funds, respectively.

Fund's assets. As of October 31, 1997, the Equity and Balanced Funds hold Morningstar's highest five star ***** ranking for overall performance among 2,189 domestic equity funds.

      The preceding twelve months have been a strong period for the Funds. We continued to identify attractive areas for investment that we believe are positioned to perform well in an environment of low inflation and moderate growth. Although our outlook for investments remains positive, we are cautious and as such, made adjustments to the Funds which we believe will allow for further protection of principal in more volatile market environments. In order to maintain a higher than average yield, we increased our exposure in the energy and utility sectors while continuing to maintain an overweighting in the REIT sector which has been an important component of the portfolio since June 1995.

      Over the previous twelve months, we decreased our exposure in the basic materials and capital goods related sectors as securities achieved their price objectives. The technology sector continues to remain an attractive area for investment and maintains an equal weighting compared to the Standard & Poor's (S&P) 500 Index.

Index Comparisons

      The investment performance of the Equity, Intermediate Bond, Balanced and SmallCap Equity Funds are compared to the Standard & Poor's (S&P) 500 Index, Lehman Brothers Government/Corporate Bond Index, 60% S&P 500 Index and 40% Lehman Brothers Government/Corporate Bond Index and Russell 2000 Index, respectively, from January 2, 1987 for the Retail Class of the Equity Fund, October 1, 1991 for the Intermediate Bond and Balanced Fund, April 15, 1997 for the SmallCap Equity Fund, January 28, 1994 for the Service Class of the Equity Fund and April 6, 1993 for the Service Class of the Balanced Fund (commencement of operations for each of the Funds) through September 30, 1997. Effective October 6, 1994, the Equity, Intermediate Bond and Balanced Fund's Retail Class became no load. The Retail Class graphs reflect the current no load status. The Service Class graphs reflect the effect of the maximum 4% sales charge at the beginning of the period. The graphs assume all dividends and distributions from the Fund are reinvested at net asset value.

Westwood Equity Fund

      For the fiscal year ending September 30, 1997, the ***** rated Equity Fund Retail Class posted a return of 39.6% and the Service Class returned 39.3% versus an average annual return of 27.5% for the 245 capital appreciation funds tracked by Lipper Analytical Services. Since our last letter to you we have sold securities which reached their respective price objectives including Dell Computer (one of the most successful investments in the Fund), Boise Cascade, Southwest Airlines, CSX Corp. and Chateau Properties. Proceeds were redeployed into the energy sector through purchases of Apache Corp., Burlington Resources and Pioneer Natural Resources; into the finance sector with purchases of ABN Amro and First Union; and the REIT sector with purchases of Equity Office Properties, Simon DeBartolo, and Excel Realty Trust.

      For the five and ten years ended September 30, 1997, the Equity Fund Retail Class had total returns of 192.4% and 279.5%, which equate to average annual returns of 23.9% and 14.3%, respectively. The Equity Fund Retail Class and Service Class achieved total returns since their respective inceptions on January 2, 1987 and January 28, 1994 through September 30, 1997 of 399.0% and 118.9%, which equate to average annual returns of 16.1% and 23.8%, respectively.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
             WESTWOOD EQUITY FUND RETAIL CLASS AND THE S&P 500 INDEX

                              [LINE CHART OMITTED]

---------------------------------------
     Average Annual Total Return*
---------------------------------------
One Year  5 Year  10 Year  Life of Fund
---------------------------------------
  39.6%    23.9%   14.3%      16.1%
---------------------------------------

*     Past performance is not predictive of future results.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            WESTWOOD EQUITY FUND SERVICE CLASS AND THE S&P 500 INDEX

                              [LINE CHART OMITTED]

---------------------------------------
     Average Annual Total Return*
---------------------------------------
 One Year  3 Year  Life of Fund
---------------------------------------
   33.7%   28.5%      22.4%
---------------------------------------

*     Past performance is not predictive of future results.

      The favorable performance of the Fund generated increased awareness from many financial publications including Money Magazine and Institutional Investor, both of which featured the firm with in-depth discussions of our investment process and some of our favored holdings. Louis Rukeyser's Mutual Fund Newsletter also included the Equity Fund among its "top 100 mutual funds".

--------------------------------------------------------------------------------
As of September 30, 1997, the Equity Fund Retail Class and the Balanced Fund Retail Class were included in The Rukeyser 100. The Rukeyser 100 ranks mutual funds according to three year returns. The portfolio manager must be in place for at least three years. The ranking does not include funds with front or back end loads greater than 3% or funds that are closed to new investors, have less than $50 million in assets, have minimums of $100,000 or more, have trust restrictions or are single-state municipal bond funds. The Rukeyser 100 uses Lipper and Morningstar as their source for information.

Westwood Balanced Fund

      For the fiscal year ending September 30, 1997, the ***** rated Balanced Fund Retail Class posted a return of 28.3% and the Service Class returned 28.0% versus an average annual return of 24.0% for the 372 balanced funds tracked by Lipper Analytical Services. The blended return of 60% S&P 500 and 40% Lehman Brothers Government/Corporate Bond Index for the same period was 28.1%. As of September 30, 1997, the Balanced Fund had approximately 58% invested in equities, 38% in fixed income and 4% invested in short term securities.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
 WESTWOOD BALANCED FUND RETAIL CLASS AND A COMPOSITE OF 60% -- THE S&P 500 INDEX
         AND 40% -- THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

                              [LINE CHART OMITTED]

------------------------------
 Average Annual Total Return*
------------------------------
One Year  5 Year  Life of Fund
------------------------------
  28.3%   18.1%      16.3%
------------------------------

*     Past performance is not predictive of future results.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
WESTWOOD BALANCED FUND SERVICE CLASS AND A COMPOSITE OF 60% -- THE S&P 500 INDEX
         AND 40% -- THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

                              [LINE CHART OMITTED]

------------------------------
 Average Annual Total Return*
------------------------------
One Year  3 Year  Life of Fund
------------------------------
  22.9%   21.1%     16.6%
------------------------------

*     Past performance is not predictive of future results.

      For the three and five years ended September 30, 1997, the Balanced Fund Retail Class had total returns of 86.3% and 129.3%, which equate to average annual returns of 23.0% and 18.1%, respectively. The Balanced Fund Retail Class and Service Class achieved total returns since their respective inceptions on October 1, 1991 and April 6, 1993 through September 30, 1997 of 147.6% and 107.3%, which equate to average annual returns of 16.3% and 17.6%, respectively.

      Strategies for the equity and fixed income Funds which are discussed in this letter, also apply to their respective components in the Balanced Fund. Louis Rukeyser's Mutual Fund Newsletter also included the Balanced Fund among its "top 100 mutual funds".

Westwood Intermediate Bond Fund

      For the fiscal year ending September 30, 1997, the Intermediate Bond Fund posted a return of 11.4% versus an average annual return of 9.6% for the Lehman Brothers Government/Corporate Bond Index. Fixed income investments benefited from an environment in which the economy continued to grow at a moderate pace with low inflation. The best performing sectors in the bond market were high yield bonds and emerging market debt. The Bond Fund benefited from exposure to lower rated corporate debt, increased allocations to long term Treasuries and a continued overweighting of asset backed securities. The best performing bonds for the year were corporate debt issued by Conseco, Jacor Communications and USA Waste, as well as long term Treasuries.

      For the three and five years ended September 30, 1997, the Intermediate Bond Fund Retail Class had total returns of 29.3% and 34.8%, which equate to average annual returns of 8.9% and 6.1%, respectively. The Intermediate Bond Fund achieved a total return since its inception on October 1, 1991 through September 30, 1997 of 50.8%, which equates to an average annual return of 7.1%.


             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     THE WESTWOOD INTERMEDIATE BOND FUND AND
               THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

                              [LINE CHART OMITTED]

------------------------------
 Average Annual Total Return*
------------------------------
One Year  5 Year  Life of Fund
------------------------------
  11.4%   6.1%     7.1%
------------------------------

*     Past performance is not predictive of future results.

Westwood SmallCap Equity Fund

      The SmallCap Equity Fund opened during a low point for small cap securities. Fortunately, shareholders who chose to invest at the Fund's inception have enjoyed returns exceeding the large cap universe for comparable periods. From inception-to-date (April 15, 1997 through September 30, 1997) the Fund has earned 44.8% compared to 34.1% for the Russell 2000 Index over the same period. Top performers in the Fund included Wind River Systems, Hyperion Software, Cliffs Drilling, Cinar Films and MiniMed.

      The SmallCap Equity Fund applies the same investment discipline that is used with all of the Gabelli Westwood Funds, which includes an assessment of the economy first before selecting securities and attractive sectors for investment.

             Comparison of change in value of $10,000 investment in the Westwood SmallCap Equity Fund and the Russell 2000 Index

                              [LINE CHART OMITTED]

*     Past performance is not predictive of future performance.

Change of Names

      On July 27, 1994, Westwood Management Corp. entered into an agreement with Gabelli Funds, Inc. to form a new limited liability company, Teton Advisers LLC ("Teton"). On October 6, 1994, Teton entered into a new investment advisory agreement with The Westwood Funds ("Funds") and a sub-advisory agreement with Westwood Management Corp. ("Westwood"). The terms of the sub-advisory agreement with Westwood Management Corp. state that Westwood would continue to manage the assets of the Funds. On November 7, 1997, the members of Teton approved a change in name to Gabelli Advisers LLC. Additionally, on November 18, 1997, the Board of Trustees approved a change in name of The Westwood Funds to The Gabelli Westwood Funds to reflect the more closely aligned relationship with the Gabelli family of funds. Full implementation of these changes will become effective upon the completion of filings with the appropriate regulatory agencies.

Minimum Initial Investment -- $1,000

      The Funds' minimum initial investment for both regular and retirement accounts is $1,000. There are no subsequent investment minimums. No initial minimum is required for those establishing an Automatic Investment Plan.

Internet

      You can now visit us on the Internet. Our home page at http://www.gabelli.com contains information about Gabelli Funds, Inc., the Gabelli Westwood Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com or westw1@aol.com.

Capital Market Outlook

      We have a positive outlook for stocks over the next twelve months but are mindful that our first mission to our shareholders is to preserve their principal investment. We remain watchful (of our investments) in an environment where we continue to witness the market's ability to surpass historic highs. We expect to stay fully invested in equities so long as the strong underpinnings of low inflation and moderate growth remain intact to support continued strong corporate earnings.

      The Funds' daily net asset value is available in the financial press and each evening after 6:00 PM (Eastern Time) by calling 1-800-GABELLI (1-800-422-3554) or 1-800-WESTWOOD (1-800-937-8966). Please call us during the business day for further information.

      As always, we thank you for your confidence in our investing abilities and will strive to preserve the assets you have entrusted to us.

                                        Sincerely,


                                        /s/ Susan M. Byrne

                                        Susan M. Byrne
                                        President and Chief Investment Officer

November 19, 1997

Westwood Equity Fund
Portfolio of Investments -- September 30, 1997
================================================================================

     Shares                                                       Cost          Value
     ------                                                       ----          -----

              COMMON STOCKS -- 89.4%
              AUTOMOTIVE -- 5.2%
     46,600   Chrysler Corp...............................   $  1,482,148  $  1,715,462
     37,200   Eaton Corp..................................      2,625,011     3,436,350
     34,800   Lear Corp.*.................................      1,266,490     1,713,900
                                                             ------------  ------------
                                                                5,373,649     6,865,712
                                                             ------------  ------------

              BIOTECHNOLOGY -- 0.0%
      1,431   Genzyme Corp. (Tissue Repair Division)*.....              0        13,952
                                                             ------------  ------------

              CAPITAL GOODS -- 2.4%
     29,894   Lockheed Martin Corp........................      2,596,152     3,187,448
                                                             ------------  ------------

              COMMUNICATIONS EQUIPMENT -- 2.6%
     42,900   Lucent Technologies, Inc....................      2,545,624     3,490,988
                                                             ------------  ------------

              COMPUTER EQUIPMENT -- 3.5%
     33,100   International Business Machines Corp........      2,416,527     3,506,531
     67,200   NextLevel Systems, Inc.*....................      1,131,718     1,125,600
                                                             ------------  ------------
                                                                3,548,245     4,632,131
                                                             ------------  ------------

              COMPUTER SOFTWARE -- 2.5%
     47,477   Sterling Commerce, Inc.*....................      1,418,751     1,706,205
     44,600   Sterling Software, Inc.*....................      1,382,589     1,600,025
                                                             ------------  ------------
                                                                2,801,340     3,306,230
                                                             ------------  ------------

              ELECTRONICS -- 3.9%
     33,900   Berg Electronics Corp.*.....................        974,658     1,822,125
    145,900   Scientific-Atlanta, Inc.....................      2,582,485     3,300,988
                                                             ------------  ------------
                                                                3,557,143     5,123,113
                                                             ------------  ------------

              ENERGY -- 16.3%
     41,500   Apache Corp.................................      1,433,951     1,779,312
     76,300   Baker Hughes, Inc...........................      2,763,213     3,338,125
    154,300   Houston Industries, Inc.....................      3,314,963     3,356,025
     19,800   The Louisiana Land and
               Exploration Co.............................      1,344,941     1,550,588
     45,900   Mobil Corp..................................      3,000,763     3,396,600
     40,400   Pennzoil Co.................................      2,455,781     3,219,375
     44,000   Pioneer Natural Resources Co................      1,884,868     1,842,500
     50,000   Texaco, Inc.................................      2,410,149     3,071,875
                                                             ------------  ------------
                                                               18,608,629    21,554,400
                                                             ------------  ------------

              ENTERTAINMENT -- 2.1%
     52,100   Time Warner Inc.............................      2,537,903     2,823,169
                                                             ------------  ------------

              EQUIPMENT and SUPPLIES -- 3.8%
     63,000   Deere & Co..................................      2,954,713     3,386,250
     26,000   PPG Industries, Inc.........................      1,460,954     1,629,875
                                                             ------------  ------------
                                                                4,415,667     5,016,125
                                                             ------------  ------------

              FINANCIAL SERVICES -- 3.9%
     82,000   ABN Amro Holding NV-- SP ADR*...............      1,585,974     1,670,750
     30,300   Ahmanson (H.F.) & Co........................      1,229,108     1,721,419
     36,200   First Union Corp............................      1,791,649     1,812,263
                                                             ------------  ------------
                                                                4,606,731     5,204,432
                                                             ------------  ------------

              FOOD and BEVERAGE -- 5.2%
     74,700   Anheuser Busch Companies, Inc...............      3,068,122     3,370,838
     69,900   Campbell Soup Co............................      3,109,948     3,425,100
                                                             ------------  ------------
                                                                6,178,070     6,795,938
                                                             ------------  ------------

              HEATLH CARE -- 6.8%
     29,100   American Home Products Corp.................      2,087,316     2,124,300
     53,700   Genzyme Corp. (General Division)*...........      1,308,579     1,597,575
     38,600   SmithKline Beecham plc-ADR..................      1,587,774     1,886,575
    116,000   Tenet Healthcare Corp.*.....................      2,908,799     3,378,500
                                                             ------------  ------------
                                                                7,892,468     8,986,950
                                                             ------------  ------------

   Principal/
     Shares                                                       Cost          Value
     ------                                                       ----          -----

              HOTEL -- 1.3%
     23,300   Marriott International, Inc.................      1,279,096     1,655,756
                                                             ------------  ------------

              INSURANCE -- 5.0%
     17,100   CIGNA Corp..................................   $  2,483,478  $  3,184,875
     70,400   Conseco, Inc................................      2,537,088     3,436,400
                                                             ------------  ------------
                                                                5,020,566     6,621,275
                                                             ------------  ------------

              RAW MATERIALS -- 5.2%
     41,900   Aluminum Company Of America.................      2,865,934     3,435,800
     55,100   E.I. du Pont de Nemours and Co..............      2,816,325     3,392,094
                                                             ------------  ------------
                                                                5,682,259     6,827,894
                                                             ------------  ------------

              REAL ESTATE -- 0.1%
      4,530   Crescent Operating, Inc.*...................              0        91,166
                                                             ------------  ------------

              REAL ESTATE INVESTMENT TRUSTS (REITS) -- 9.2%
     39,900   American General Hospitality Corp...........        859,482     1,162,087
     51,200   Crescent Real Estate Equities Co............      1,252,828     2,054,400
     72,600   Duke Realty Investments, Inc................      1,357,473     1,656,187
     20,000   Equity Office Properties Trust..............        420,000       678,750
     49,100   Highwoods Properties, Inc...................      1,649,252     1,736,913
     55,799   Patriot American Hospitality, Inc...........      1,079,820     1,778,593
     46,800   Prentiss Properties Trust...................      1,101,526     1,351,350
     16,363   Security Capital Industrial Trust...........        310,976       381,462
     42,171   Security Capital Pacific Trust..............        839,714       991,019
     12,600   Simon DeBartolo Group, Inc..................        418,950       415,800
                                                             ------------  ------------
                                                                9,290,021    12,206,561
                                                             ------------  ------------

              RETAIL -- 2.7%
     62,100   CVS Corp....................................      2,891,518     3,531,937
                                                             ------------  ------------

              TELECOMMUNICATIONS -- 7.7%
     42,800   Bell Atlantic Corp..........................      2,849,964     3,442,725
     71,900   GTE Corp....................................      3,151,762     3,262,462
     55,700   SBC Communications, Inc.....................      2,987,567     3,418,588
                                                             ------------  ------------
                                                                8,989,293    10,123,775
                                                             ------------  ------------
              TOTAL COMMON STOCKS.........................     97,814,374   118,058,952
                                                             ------------  ------------

              PREFERRED STOCKS -- 1.6%
     22,000   Houston Industries, Inc. , 7.00%,
               07/01/2000.................................      1,014,545     1,144,000
     31,000   Excel Realty Trust -- Series A,
               8.50%,12/31/2049...........................        775,000       930,000
                                                             ------------  ------------
                                                                1,789,545     2,074,000
                                                             ------------  ------------

              CORPORATE BOND -- 0.9%
 $1,150,000   Crescent, 6.625%, 9/15/2002.................      1,145,007     1,144,480
                                                             ------------  ------------

              U.S TREASURY OBLIGATIONS -- 8.2%
              U.S. TREASURY BILL -- 0.7%
  1,000,000   Bills, 4.975%**, 12/26/1997.................        988,625       988,100
                                                             ------------  ------------

              U.S. TREASURY NOTES -- 7.5%
    440,000   Notes, 6.25%, 6/30/1998.....................        440,926       442,169
  1,550,000   Notes, 6.375%, 4/30/1999....................      1,557,282     1,563,857
    750,000   Notes, 5.875%, 11/15/1999...................        747,257       750,450
  1,500,000   Notes, 5.875%, 2/15/2000....................      1,496,984     1,500,015
  1,785,000   Notes, 6.25%, 1/31/2002.....................      1,777,858     1,800,512
    500,000   Notes, 6.25%, 2/28/2002.....................        496,831       504,425
  2,300,000   Notes, 6.50%, 5/31/2002.....................      2,326,007     2,342,619
    450,000   Notes, 6.875%, 5/15/2006....................        449,459       470,331
    250,000   Notes, 7.00%, 7/15/2006.....................        250,432       263,550
    250,000   Notes, 6.25%, 2/15/2007.....................        241,764       251,222
                                                             ------------  ------------
                                                                9,784,800     9,889,150
                                                             ------------  ------------

              TOTAL U.S. TREASURY OBLIGATIONS.............     10,773,425    10,877,250
                                                             ------------  ------------

              TOTAL INVESTMENTS --
              100.1%......................................   $111,522,351  $132,154,682
                                                             ============

              Other Assets and
              Liabilities (Net) -- (0.1%)..................                   (120,145)
                                                                           ------------

              NET ASSETS -- 100%...........................                $132,034,537
                                                                           ============

*      Non-income producing security.
**     Rate represents effective yield at date of purchase.
ADR -- American Depository Receipts.


                 See accompanying notes to financial statements.

Westwood Balanced Fund
Portfolio of Investments -- September 30, 1997
================================================================================

     Shares                                                        Cost        Value
     ------                                                        ----        -----
              COMMON STOCKS -- 58.6%
              AUTOMOTIVE -- 3.4%
     18,100   Chrysler Corp...............................   $   551,274   $   666,306
     14,500   Eaton Corp..................................       912,979     1,339,437
     16,100   Lear Corp.*.................................       562,224       792,925
                                                             -----------   -----------
                                                               2,026,477     2,798,668
                                                             -----------   -----------

              BIOTECHNOLOGY -- 0.0%
        696   Genzyme Corp. (Tissue Repair Division)*.....             0         6,786
                                                             -----------   -----------

              CAPITAL GOODS -- 1.6%
     12,327   Lockheed Martin Corp........................       894,690     1,314,366
                                                             -----------   -----------

              COMMUNICATIONS EQUIPMENT -- 1.7%
     17,200   Lucent Technologies, Inc....................       943,373     1,399,650
                                                             -----------   -----------

              COMPUTER EQUIPMENT -- 2.3%
     13,200   International Business Machines Corp........       852,396     1,398,375
     27,000   NextLevel Systems, Inc.*....................       459,212       452,250
                                                             -----------   -----------
                                                               1,311,608     1,850,625
                                                             -----------   -----------

              COMPUTER SOFTWARE -- 1.7%
     18,118   Sterling Commerce, Inc.*....................       470,661       651,116
     20,200   Sterling Software, Inc.*....................       603,154       724,675
                                                             -----------   -----------
                                                               1,073,815     1,375,791
                                                             -----------   -----------

              ELECTRONICS -- 2.6%
     14,000   Berg Electronics Corp.*.....................       375,881       752,500
     58,700   Scientific-Atlanta, Inc.....................       997,025     1,328,088
                                                             -----------   -----------
                                                               1,372,906     2,080,588
                                                             -----------   -----------

              ENERGY -- 10.7%
     16,300   Apache Corp.................................       560,060       698,862
     29,800   Bakers Hughes, Inc..........................     1,053,609     1,303,750
     61,400   Houston Industries Inc......................     1,328,924     1,335,450
      8,300   The Louisiana Land & Exploration Co.........       564,714       649,994
     17,900   Mobil Corp..................................     1,097,500     1,324,600
     17,100   Pennzoil Co.................................       996,803     1,362,656
     17,100   Pioneer Natural Resources Co................       735,168       716,062
     21,200   Texaco, Inc.................................       942,285     1,302,475
                                                             -----------   -----------
                                                               7,279,063     8,693,849
                                                             -----------   -----------

              ENTERTAINMENT -- 1.2%
     17,800   Time Warner, Inc............................       867,186       964,537
                                                             -----------   -----------
              EQUIPMENT and SUPPLIES -- 2.4%
     24,600   Deere & Co..................................     1,039,857     1,322,250
     10,400   PPG Industries, Inc.........................       533,818       651,950
                                                             -----------   -----------
                                                               1,573,675     1,974,200
                                                             -----------   -----------

              FINANCIAL SERVICES -- 2.6%
     32,900   ABN Amro Holding NV -- SP ADR...............       627,032       670,337
     13,500   Ahmanson (H.F.) & Co........................       534,810       766,969
     14,500   First Union Corp............................       717,498       725,906
                                                             -----------   -----------
                                                               1,879,340     2,163,212
                                                             -----------   -----------

              FOOD and BEVERAGE -- 3.3%
     29,100   Anheuser-Busch Companies, Inc...............     1,146,003     1,313,137
     27,300   Campbell Soup Co............................     1,185,040     1,337,700
                                                             -----------   -----------
                                                               2,331,043     2,650,837
                                                             -----------   -----------

              HEALTH CARE -- 4.3%
     11,500   American Home Products, Inc.................       769,075       839,500
     21,100   Genzyme Corp. (General Division)*...........       502,023       627,725
     14,800   SmithKline Beecham plc-ADR..................       601,846       723,350
     46,400   Tenet Healthcare Corp.*.....................     1,100,302     1,351,400
                                                             -----------   -----------
                                                               2,973,246     3,541,975
                                                             -----------   -----------

   Principal/
     Shares                                                        Cost        Value
     ------                                                        ----        -----

              HOTEL -- 0.8%
      9,400   Marriott International, Inc.................   $   505,565   $   667,988
                                                             -----------   -----------

              INSURANCE -- 3.2%
      6,800   CIGNA Corp..................................       830,272     1,266,500
     28,200   Conseco, Inc................................     1,008,365     1,376,512
                                                             -----------   -----------
                                                               1,838,637     2,643,012
                                                             -----------   -----------

              RAW MATERIALS -- 3.3%
     16,300   Aluminum Company of America.................     1,016,874     1,336,600
     21,500   E.I. du Pont de Nemours and Co..............       942,749     1,323,594
                                                             -----------   -----------
                                                               1,959,623     2,660,194
                                                             -----------   -----------

              REAL ESTATE -- 0.1%
      2,450   Crescent Operating, Inc.*...................             0        49,306
                                                             -----------   -----------

              REAL ESTATE INVESTMENT TRUSTS (REITS) -- 6.7%
     19,500   American General Hospitality Corp...........       378,523       567,938
     24,500   Crescent Real Estate Equities, Inc..........       551,686       983,063
     29,500   Duke Realty Investments, Inc................       495,086       672,969
     18,900   Highwoods Properties, Inc...................       550,512       668,588
     26,726   Patriot American Hospitality, Inc...........       462,183       851,891
     23,700   Prentiss Properties Trust...................       544,357       684,338
     10,909   Security Capital Industrial Trust...........       191,589       254,316
     23,885   Security Capital Pacific Trust..............       456,547       561,298
      7,400   Simon DeBartolo Group, Inc..................       246,050       244,200
                                                             -----------   -----------
                                                               3,876,533     5,488,601
                                                             -----------   -----------

              RETAIL  -- 1.7%
     24,200   CVS Corp....................................     1,093,873     1,376,375
                                                             -----------   -----------

              TELECOMMUNICATIONS -- 5.0%
     16,900   Bell Atlantic Corp..........................     1,105,957     1,359,394
     28,700   GTE Corp....................................     1,228,637     1,302,262
     22,900   SBC Communications, Inc.....................     1,182,914     1,405,488
                                                             -----------   -----------
                                                               3,517,508     4,067,144
                                                             -----------   -----------
              TOTAL COMMON STOCKS.........................    37,318,161    47,767,704
                                                             -----------   -----------

              PREFERRED STOCK -- 0.6%
      9,500   Houston Industries Inc., 7.00%,  7/01/2000..       438,086       494,000
                                                             -----------   -----------

              ASSET BACKED SECURITIES -- 4.1%
  $ 700,000   Contimortgage Home Equity 97-3
               Class A7, 7.28%, 5/15/2024.................       699,572       712,810
     15,759   EQCC Home Equity 93-3 Class A,..............
               5.15%, 9/15/2008...........................        15,751        15,349
    169,000   EQCC Home Equity 96-1 Class A2,.............
               5.82%, 9/15/2009...........................       164,734       168,789
    230,000   Ford Credit Auto Loan Master
               Trust 95-1 Class A, 6.50%,
               8/15/2002..................................       228,446       232,139
    444,467   GMAC Grantor Trust 97-A Class A,............
               6.50%, 4/15/2002...........................       444,367       447,800
     59,053   GMAC Grantor Trust 95-A Class A,............
               7.15%, 3/15/2000...........................        59,047        59,422
    375,000   Green Tree Financial Trust 96-3
               Class A2, 6.45%, 5/15/2027.................       375,000       377,587
  1,000,000   GS Mortgage Securities Corp.,
               6.94%, 7/13/2030...........................     1,014,855     1,022,100
     98,391   Olympic Automobile Receivables
               Trust 96-C Class A2, 6.30%,
               1/15/2000..................................        98,360        98,641
    200,000   Spieker Properties LP,
               7.125%, 12/01/2006.........................       199,755       202,180
                                                             -----------   -----------

              TOTAL ASSET BACKED SECURITIES...............     3,299,887     3,336,817
                                                             -----------   -----------


                 See accompanying notes to financial statements.

Westwood Balanced Fund
Portfolio of Investments -- September 30, 1997 (continued)
================================================================================

  Principal                                                     Cost          Value
  ---------                                                     ----          -----
              CORPORATE OBLIGATIONS -- 11.6%

              AUTOMOTIVE FINANCE -- 0.4%
  $ 330,000   GMAC, 8.00%, 10/1/1999......................  $   336,584   $   341,137
                                                            -----------   -----------

              CAPITAL GOODS -- 0.4%
    150,000   Lockheed Martin Corp., 6.625%,
               6/15/1998..................................      149,993       150,825
    175,000   Lockheed Martin Corp., 6.85%,
               5/15/2001..................................      174,892       178,220
                                                            -----------   -----------
                                                                324,885       329,045
                                                            -----------   -----------

              COMMUNICATIONS EQUIPMENT -- 0.3%
    270,000   Lucent Technologies, 7.25%,
               7/15/2006..................................      269,474       282,420
                                                            -----------   -----------

              COMPUTER SOFTWARE -- 0.4%
    300,000   Oracle Corp., 6.72%, 2/15/2004..............      300,000       300,750
                                                            -----------   -----------

              ENERGY -- 0.4%
    200,000   COHO Energy, Inc., 8.875%, 10/15/2007.......      198,488       199,000
    100,000   Texaco Capital, 9.00%, 11/15/1997...........      100,317       100,381
                                                            -----------   -----------
                                                                298,805       299,381
                                                            -----------   -----------

              ENTERTAINMENT -- 0.4%
    325,000   Viacom, Inc., 8.75%, 5/15/2001..............      333,525       332,719
                                                            -----------   -----------

              FINANCIAL SERVICES -- 2.6%
    600,000   Chase Capital II, 6.219%, 2/01/2027.........      596,796       587,250
  1,500,000   Green Tree Financial Corp.,
               6.42%**, 5/15/2029.........................    1,499,297     1,501,335
                                                            -----------   -----------
                                                              2,096,093     2,088,585
                                                            -----------   -----------

              HEALTH CARE -- 0.3%
    240,000   Healthcare Property Investors,
               Inc., 6.50%, 2/15/2006.....................      236,222       233,808
                                                            -----------   -----------

              INDUSTRIAL GOODS and SERVICES -- 1.2%
  1,000,000   USA Waste Services, 7.00%,  10/01/2004......      997,980     1,013,100
                                                            -----------   -----------

              INSURANCE -- 0.9%
    640,000   CIGNA Corp., 8.25%, 1/01/2007...............      674,879       700,000
                                                            -----------   -----------

              RAW MATERIALS -- 0.1%
    100,000   E.I. du Pont  de Nemours and
               Company, 9.15%, 4/15/2000..................      105,193       107,100
                                                            -----------   -----------

              REAL ESTATE INVESTMENT TRUSTS (REITS) -- 2.7%
    730,000   Crescent Real Estate Equities Co.,
               6.625%, 9/15/2002..........................      726,831       726,496
    450,000   Kimco Realty, 7.46%, 5/29/2007..............      450,000       468,000
    200,000   Simon DeBartolo Group, Inc.,
               6.75%, 7/15/2004...........................      199,169       200,080
    325,000   Simon DeBartolo Group, Inc.,
               6.875%, 11/15/2006.........................      323,970       324,594
    475,000   Spieker Properties, 7.125%, 7/01/2009.......      472,817       475,475
                                                            -----------   -----------
                                                              2,172,787     2,194,645
                                                            -----------   -----------

  Principal                                                     Cost          Value
  ---------                                                     ----          -----

              RETAIL -- 1.2%
 $1,000,000   Staples, 7.125%, 8/15/2007..................  $   997,899   $ 1,003,750
                                                            -----------   -----------

              TRANSPORTATION -- 0.3%
    200,000   Norfolk Southern, 6.95%, 5/01/2002..........      199,715       204,250
                                                            -----------   -----------
              TOTAL CORPORATE OBLIGATIONS.................    9,344,041     9,430,690
                                                            -----------   -----------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%
    130,000   Federal National Mortgage Association
               95-W4 Class A3, 7.20%, 7/25/2025...........      130,751       130,910
                                                            -----------   -----------

              U.S. TREASURY OBLIGATIONS -- 24.0%
              U.S. TREASURY BILLS -- 1.8%
  1,500,000   Bills, 5.17%**, 11/28/1997..................    1,487,976     1,487,895
                                                            -----------   -----------

              U.S. TREASURY NOTES -- 22.2%
    455,000   Notes, 5.125%, 4/30/1998....................      453,034       454,113
    925,000   Notes, 6.25%, 6/30/1998.....................      926,948       929,560
    500,000   Notes, 7.00%, 4/15/1999.....................      507,852       508,915
    500,000   Notes, 6.375%, 4/30/1999....................      501,090       504,470
    900,000   Notes, 5.875%, 11/15/1999...................      898,711       900,540
  1,500,000   Notes, 5.875%, 2/15/2000....................    1,490,860     1,500,015
  1,710,000   Notes, 6.375%, 5/15/2000....................    1,712,197     1,730,144
    785,000   Notes, 6.25%, 1/31/2002.....................      779,061       791,822
  1,670,000   Notes, 6.25%, 2/28/2002.....................    1,667,088     1,684,779
  3,915,000   Notes, 6.50%, 5/31/2002.....................    3,966,596     3,987,545
  1,575,000   Notes, 6.25%, 6/30/2002.....................    1,581,209     1,589,254
    200,000   Notes, 7.50%, 2/15/2005.....................      221,650       215,784
    275,000   Notes, 6.50%, 8/15/2005.....................      285,544       280,734
    695,000   Notes, 6.875%, 5/15/2006....................      697,919       726,400
  2,135,000   Notes, 7.00%, 7/15/2006.....................    2,224,085     2,250,717
                                                            -----------   -----------
                                                             17,913,844    18,054,792
                                                            -----------   -----------
              TOTAL U.S. TREASURY OBLIGATIONS.............   19,401,820    19,542,687
                                                            -----------   -----------

              TOTAL INVESTMENTS-- 99.0%...................  $69,932,746   $80,702,808
                                                            ===========

              Other Assets and Liabilities (Net)-- 1.0%...                    775,236
                                                                          -----------
              NET ASSETS -- 100%..........................                $81,478,044
                                                                          ===========

*      Non-income producing security.
**     Rate represents effective yield at date of purchase.
ADR -- American Depository Receipts.


                 See accompanying notes to financial statements.

Westwood Intermediate Bond Fund
Portfolio of Investments -- September 30, 1997
================================================================================

  Principal                                                     Cost          Value
  ---------                                                     ----          -----
              ASSET BACKED SECURITIES -- 15.2%
  $ 275,000   Contimortgage Home Equity Loan
               Trust 97-3 A7, 7.28%, 5/15/2024............   $  274,832   $  280,032
     47,278   EQCC Home Equity Loan Trust
               93-3 Class A, 5.15%, 9/15/2008.............       47,251       46,049
    100,000   Ford Motor Credit Auto Loan
               Master Trust 95-1 Class A,
               6.50%, 8/15/2002...........................       99,760      100,930
    101,015   GMAC Grantor Trust 97-A Class A,
               6.50%, 4/15/2002...........................      100,993      101,773
     39,369   GMAC Grantor Trust 95-A Class A,
               7.15%, 3/15/2000...........................       39,365       39,615
    125,000   Green Tree Financial Corp. 96-3 ............
               Class A2, 6.45%, 5/15/2027.................      125,000      125,862
    200,000   GS Mortgage Securities Corp.
               97-GL Class A2D, 6.94%, 7/13/2030..........      202,971      204,420
                                                             ----------   ----------

              TOTAL ASSET BACKED SECURITIES...............      890,172      898,681
                                                             ----------   ----------

              CORPORATE OBLIGATIONS -- 42.5%
              BROADCASTING -- 1.8%
    100,000   Jacor Communications Co., 9.75%,
               12/15/2006.................................      100,000      107,500
                                                             ----------   ----------

              CAPTIAL GOODS -- 4.3%
     50,000   Lockheed Martin Corp., 6.625%, 6/15/1998....       49,998       50,275
    200,000   Lockheed Martin Corp., 6.85%, 5/15/2001.....      199,877      203,680
                                                             ----------   ----------
                                                                249,875      253,955
                                                             ----------   ----------

              ENERGY -- 7.5%
     50,000   COHO Energy, Inc., 8.875%, 10/15/2007.......       49,622       49,750
    140,000   Global Marine, 12.75%, 12/15/1999...........      144,573      144,662
    250,000   Transamerican Energy, 11.50%, 6/15/2002.....      250,000      249,687
                                                             ----------   ----------
                                                                444,195      444,099
                                                             ----------   ----------

              FINANCIAL SERVICES -- 2.8%
    100,000   Chase Capital II, 6.219%, 2/01/2027.........       99,427       97,875
     65,000   DecisionOne Corp., 9.75%, 8/01/2007.........       65,000       67,925
                                                             ----------   ----------
                                                                164,427      165,800
                                                             ----------   ----------

              HEALTH CARE -- 2.3%
    140,000   Health Care Property Investors,
               Inc., 6.50%, 2/15/2006.....................      139,074      136,388
                                                             ----------   ----------

              INDUSTRIAL GOODS and SERVICES -- 2.6%
    150,000   USA Waste Services, 7.00%, 10/01/2004.......      149,696      151,965
                                                             ----------   ----------

              INSURANCE -- 5.5%
    100,000   CIGNA Corp., 8.25%, 1/01/2007...............      105,450      109,375
    200,000   Conseco Finance Trust III, Inc.,
               8.796%, 4/01/2027..........................      203,445      216,000
                                                             ----------   ----------
                                                                308,895      325,375
                                                             ----------   ----------

   Principal/
     Shares                                                      Cost        Value
     ------                                                      ----        -----

              RAW MATERIALS -- 0.9%
   $ 50,000   E.I. du Pont de Nemours and Co.,
               9.15%, 4/15/2000...........................   $   52,596   $   53,550
                                                             ----------   ----------

              REAL ESTATE INVESTMENT TRUSTS (REITS) -- 6.8%
    100,000   Crescent Real Estate Equities Co.,
               6.625%, 9/15/2002..........................       99,566       99,520
    225,000   Simon DeBartolo Group, Inc.,
               6.75%, 7/15/2004...........................      224,065      225,090
     75,000   Spieker Properties LP, 7.125%, 12/01/2006...       74,908       75,818
                                                             ----------   ----------
                                                                398,539      400,428
                                                             ----------   ----------

              RETAIL -- 4.2%
    250,000   Staples, Inc., 7.125%, 8/15/2007............      249,475      250,937
                                                             ----------   ----------

              TELECOMMUNICATIONS -- 3.8%
    150,000   Lucent Technologies, Inc., 7.25%,
               7/15/2006..................................      149,708      156,900
     65,000   Rogers Communications, Inc.,
               8.875%, 7/15/2007..........................       64,890       65,569
                                                             ----------   ----------
                                                                214,598      222,469
                                                             ----------   ----------

              TOTAL CORPORATE OBLIGATIONS.................    2,471,370    2,512,466
                                                             ----------   ----------

              PREFERRED STOCK -- 2.2%
      4,000   Wbk Strypes Trust, 7.20%, 7/25/2025.........      125,400      128,500
                                                             ----------   ----------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.1%
    125,000   Federal National Mortgage
               Association (FNMA) 95-W4
               Class A3, 7.20%, 7/25/2025.................      125,722      125,875
                                                             ----------   ----------

              U.S. TREASURY OBLIGATIONS -- 37.4%

              U.S. TREASURY BILL --  8.4%
    500,000   Bills, 5.46%**, 11/28/1997..................      495,770      495,965
                                                             ----------   ----------

              U.S. TREASURY BONDS -- 6.8%
    100,000   Bonds, 8.75%, 5/15/2017.....................      114,211      125,060
    130,000   Bonds, 7.625%, 2/15/2025....................      142,534      148,863
    125,000   Bonds, 6.75%, 8/15/2026.....................      125,856      129,622
                                                             ----------   ----------
                                                                382,601      403,545
                                                             ----------   ----------

              U.S. TREASURY NOTES -- 22.2%
    375,000   Notes, 5.125%, 4/30/1998....................      373,327      374,269
    200,000   Notes, 7.00%, 4/15/1999.....................      202,886      203,566
    125,000   Notes, 7.75%, 11/30/1999....................      126,468      129,719
    600,000   Notes, 6.25%, 6/30/2002.....................      605,901      605,430
              ............................................    ---------    ---------
                                                              1,308,582    1,312,984
                                                             ----------   ----------

              TOTAL U.S. TREASURY OBLIGATIONS.............    2,186,953    2,212,494
                                                             ----------   ----------

              TOTAL INVESTMENTS -- 99.4%..................   $5,799,617   $5,878,016
                                                             ==========

              Other Assets and Liabilities (Net) -- 0.6%..                    33,818
                                                                          ----------

              NET ASSETS -- 100%..........................                $5,911,834
                                                                          ==========

**    Rate represents effective yield at date of purchase.


                 See accompanying notes to financial statements.

Westwood Small Cap Equity Fund
Portfolio of Investments -- September 30, 1997
================================================================================

     Shares                                                     Cost          Value
     ------                                                     ----          -----
              COMMON STOCKS -- 97.2%
              AVIATION:  PARTS and ACCESSORIES -- 3.2%
      7,600   BE Aerospace, Inc.*.........................   $  245,833   $  273,600
                                                             ----------   ----------

              BIOTECHNOLOGY -- 1.0%
      4,000   Monarch Dental Corp.*.......................       61,106       86,000
                                                             ----------   ----------

              BROADCASTING -- 1.5%
       3700   Telemundo Group, Inc.-- Class A*............       96,068      129,500
                                                             ----------   ----------

              BUILDING and CONSTRUCTION -- 1.0%
      2,300   NCI Building Systems, Inc.*.................       68,237       82,800
                                                             ----------   ----------

              COMMERCIAL SERVICES -- 3.1%
      3,100   Caribiner International, Inc.*..............      103,276      126,325
      6,200   Medallion Financial Corp....................      114,998      134,850
                                                             ----------   ----------
                                                                218,274      261,175
                                                             ----------   ----------

              COMPUTER SOFTWARE -- 11.3%
      6,700   GT Interactive Software Corp.*..............       82,331       78,725
      3,600   Harbinger Corp.*............................       87,410      130,950
      2,200   HNC Software, Inc.*.........................       55,008       87,450
      4,400   Hyperion Software Corp.*....................       75,489      137,225
     15,100   Rational Software Corp.*....................      244,175      241,600
      7,100   SELECT Software Tools-- SP ADR*.............       62,438       60,350
      1,500   Viasoft, Inc.*..............................       73,120       74,250
      3,700   Wind River Systems*.........................      102,878      152,625
                                                             ----------   ----------
                                                                782,849      963,175
                                                             ----------   ----------

              CONSUMER PRODUCTS -- 1.4%
      4,800   Wolverine World Wide, Inc...................      128,678      121,200
                                                             ----------   ----------

              DISTRIBUTION -- 1.1%
      5,700   Anicom, Inc.*...............................       79,381       95,475
                                                             ----------   ----------

              ELECTRONICS -- 5.4%
      2,100   Ade Corp.*..................................       73,928       84,263
      4,800   Berg Electronics Corp.*.....................      157,116      258,000
      3,200   TriQuint Semiconductor, Inc.*...............      106,425      116,600
                                                             ----------   ----------
                                                                337,469      458,863
                                                             ----------   ----------

              ENERGY -- 7.6%
     13,100   AGL Resources, Inc..........................      262,743      248,081
      1,900   Cliffs Drilling Co.*........................       87,613      132,288
      9,600   Newfield Exploration Co.*...................      199,063      269,400
                                                             ----------   ----------
                                                                549,419      649,769
                                                             ----------   ----------

              ENGINEERING -- 1.0%
      6,900   National Patent Development Corp.*..........       73,766       83,231
                                                             ----------   ----------

              ENTERTAINMENT -- 2.0%
      4,500   Cinar Films, Inc.*..........................      118,706      171,563
                                                             ----------   ----------

              EQUIPMENT and SUPPLIES -- 5.5%
      6,900   Comfort Systems USA, Inc.*..................      121,270      131,963
      5,500   Culligan Water Technologies, Inc.*..........      258,789      253,000
      1,800   Datum, Inc.*................................       81,799       82,125
                                                             ----------   ----------
                                                                461,858      467,088
                                                             ----------   ----------

              FINANCIAL SERVICES -- 7.9%
      3,700   AMRESCO, Inc.*..............................       70,147      137,363
      5,200   Downey Financial Corp.......................      122,967      126,750
      3,200   E*TRADE Group, Inc.*........................       98,622      150,400
      4,400   Golden State Bancorp*.......................      117,707      131,450
      9,700   Long Beach Financial Corp.*.................      112,222      131,556
                                                             ----------   ----------
                                                                521,665      677,519
                                                             ----------   ----------

              HEALTH CARE -- 2.5%
      3,200   IDEC Pharmaceuticals Corp.*.................   $   70,353   $  134,000
      2,300   Sunrise Assisted Living, Inc.*..............       88,924       83,087
                                                             ----------   ----------

                                                                159,277      217,087
                                                             ----------   ----------

     Shares                                                     Cost          Value
     ------                                                     ----          -----

              HOTELS  -- 1.0%
      3,200   Suburban Lodges of America, Inc.*...........       64,406       84,400
                                                             ----------   ----------

              INSURANCE -- 2.5%
      3,400   Frontier Insurance Group, Inc...............      115,239      129,200
      1,500   Triad Guaranty, Inc.*.......................       56,382       83,813
                                                             ----------   ----------
                                                                171,621      213,013
                                                             ----------   ----------

              MANUFACTURING -- 5.0%
      4,200   Greenfield Industries, Inc..................      110,035      120,750
      2,700   Hardinge, Inc...............................       73,093       92,812
      1,800   Kulicke & Soffa Inc.*.......................       71,982       83,363
      2,900   Waters Corp.*...............................       95,928      128,144
                                                             ----------   ----------
                                                                351,038      425,069
                                                             ----------   ----------

              MEDICAL EQUIPMENT and SUPPLIES -- 7.9%
      4,600   Acuson Corp.*...............................      109,985      125,350
      6,600   MiniMed, Inc.*..............................      176,399      259,050
      4,300   Spine-Tech, Inc.*...........................      174,003      161,788
      4,800   ThermoTrex Corp.*...........................      123,149      125,700
                                                             ----------   ----------
                                                                583,536      671,888
                                                             ----------   ----------

              REAL ESTATE INVESTMENT TRUSTS (REITS) -- 7.1%
      3,600   Apartment Investment & Management Co. --
               Class A....................................      104,481      130,050
      3,600   Brandywine Realty Trust.....................       78,258       86,175
      3,900   Excel Realty Trust, Inc.....................      101,048      122,362
      6,500   FelCor Suite Hotels, Inc....................      241,519      266,906
                                                             ----------   ----------
                                                                525,306      605,493
                                                             ----------   ----------

              RETAIL -- 9.5%
      2,300   Abercrombie & Fitch Co.-- Class A*..........       43,094       60,375
      5,300   Dress Barn, Inc.*...........................      130,262      127,200
      6,700   Eagle Hardware & Garden, Inc.*..............      137,575      131,906
      3,600   Linens 'N Things, Inc.*.....................       88,123      120,600
      3,700   Whole Foods Market, Inc.*...................      119,736      142,912
      8,900   Zale Corp.*.................................      174,905      230,843
                                                             ----------   ----------
                                                                693,695      813,836
                                                             ----------   ----------

              STEEL -- 3.2%
      2,800   AK Steel Holding Corp.......................      122,682      119,350
      6,400   Gibraltar Steel Corp.*......................      149,427      156,000
                                                             ----------   ----------
                                                                272,109      275,350
                                                             ----------   ----------

              TRANSPORTATION -- 4.1%
      7,700   Alaska Airgroup, Inc.*......................      196,417      253,137
      3,900   MotivePower Industries, Inc.*...............       75,977      101,400
                                                             ----------   ----------
                                                                272,394      354,537
                                                             ----------   ----------

              TELECOMMUNICATIONS -- 1.4%
      3,650   Davox Corp.*................................      109,408      122,275
                                                             ----------   ----------

              TOTAL COMMON STOCKS -- 97.2%................   $6,946,099   $8,303,906
                                                             ==========

              Other Assets and Liabilities (Net) -- 2.8%..                   242,073
                                                                          ----------

              NET ASSETS -- 100%..........................                $8,545,979
                                                                          ==========

*      Non-income producing security.
ADR -- American Depository Receipts.


                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
Statement of Assets and Liabilities
September 30 1997
================================================================================

                                                          Equity        Balanced   Intermediate    SmallCap
                                                           Fund           Fund      Bond Fund    Equity Fund
                                                          ------        --------   -----------   -----------
ASSETS
Investments in securities at value (cost
  $111,522,351, $69,932,746, $5,799,617
  and $6,946,099, respectively) ......................  $132,154,682  $80,702,808  $ 5,878,016   $8,303,906
Cash .................................................       651,086    1,096,877      140,325      194,496
Receivable for investments sold ......................       454,465       32,249           --      183,888
Dividends and interest receivable ....................       345,602      518,439       88,374        3,444
Receivable for fund shares sold ......................       703,648      467,545        3,000       28,280
Deferred organization costs ..........................            --           --           --       11,355
Prepaid expenses .....................................           521          521          333        8,168
                                                        ------------  -----------  -----------   ----------
    Total Assets .....................................   134,310,004   82,818,439    6,110,048    8,733,537
                                                        ------------  -----------  -----------   ----------

LIABILITIES
Dividends payable ....................................            --           --        6,806           --
Payable for fund shares redeemed .....................       115,056           --           --           --
Payable for securities purchased .....................     1,712,771    1,077,204      175,022      164,696
Advisory fee payable .................................       294,669      160,113        7,471       10,711
Distribution fee payable .............................        49,514       35,329        2,486        4,019
Other accrued expenses ...............................       103,457       67,749        6,429        8,132
                                                        ------------  -----------  -----------   ----------
    Total Liabilities ................................     2,275,467    1,340,395      198,214      187,558
                                                        ------------  -----------  -----------   ----------
NET ASSETS ...........................................  $132,034,537  $81,478,044  $ 5,911,834   $8,545,979
                                                        ============  ===========  ===========   ==========

Net Assets Consist of:
Paid-in capital (at par) .............................  $     13,794  $     7,094  $       575   $      590
Additional paid-in capital ...........................   105,688,950   66,597,837    6,320,988    6,796,341
Accumulated undistributed net investment income ......       683,192       46,195           51       47,186
Accumulated undistributed realized gain (loss)
  on investments .....................................     5,016,270    4,056,856     (488,179)     344,055
Unrealized appreciation on investments ...............    20,632,331   10,770,062       78,399    1,357,807
                                                        ------------  -----------  -----------   ----------
Net Assets ...........................................  $132,034,537  $81,478,044  $ 5,911,834   $8,545,979
                                                        ============  ===========  ===========   ==========

SHARES OF BENEFICIAL INTEREST
Retail Class:
Shares of beneficial interest outstanding ($0.001 par)    13,445,123    5,833,362      574,529      590,203
                                                        ============  ===========  ===========   ==========
Net Asset Value, offering and redemption price
  per share ..........................................  $       9.57  $     11.49  $     10.29   $    14.48
                                                        ============  ===========  ===========   ==========

Service Class:
Shares of beneficial interest outstanding ($0.001 par)       348,798    1,260,223
                                                        ============  ===========
Net Asset Value and redemption price per share .......  $       9.57  $     11.46
                                                        ============  ===========
Maximum offering price per service class share
  ($9.57/.96 and $11.46/.96, respectively) ...........  $       9.97  $     11.94
                                                        ============  ===========


                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Statement of Operations
For the year ended September 30, 1997
================================================================================

                                            Equity        Balanced   Intermediate    SmallCap
                                             Fund           Fund       Bond Fund   Equity Fund(a)
                                            ------        --------    -----------  --------------
Investment Income:
  Interest ............................  $    401,009   $  1,384,125   $ 356,967   $       --
  Dividends (net of foreign withholding
   tax of $5,108, $2,396, $0 and $0,
   respectively) ......................     1,423,476        771,707      67,700        84,563
                                         ------------   ------------   ---------   -----------
                                            1,824,485      2,155,832     424,667        84,563
                                         ------------   ------------   ---------   -----------

Expenses:
  Advisory fees .......................       700,389        419,264      33,052        24,918
  Distribution fees -- Retail class ...       169,561        107,852      13,772         6,229
  Distribution fees -- Service class ..        11,072         63,805          --            --
  Audit & legal fees ..................        59,462         48,203       5,257         3,722
  Custodian fees ......................        26,614         24,800       8,055        10,585
  Organization expenses ...............            --             --          --         1,158
  Shareholder service fees ............        66,826         54,906       9,812         1,201
  Registration fees ...................        59,329         31,809      13,664        11,076
  Reports to shareholders .............        10,276          9,372       1,311           138
  Other expenses ......................        15,318         34,262       8,675         2,281
                                         ------------   ------------   ---------   -----------
    Total Expenses ....................     1,118,847        794,273      93,598        61,308
  Less:
    Expense reimbursements ............       (38,601)       (43,972)    (32,389)      (14,207)
    Custodian fees ....................       (26,614)       (20,131)     (6,138)       (9,724)
                                         ------------   ------------   ---------   -----------
  Total Net Expenses ..................     1,053,632        730,170      55,071        37,377
                                         ------------   ------------   ---------   -----------

Net Investment Income .................       770,853      1,425,662     369,596        47,186
                                         ------------   ------------   ---------   -----------

Net Realized/Unrealized Gains on
 Investments:
  Net realized gain on investment
   transactions .......................     5,123,310      4,225,571     107,861       344,055
  Change in unrealized appreciation
   of investments .....................    17,743,737      8,428,586     116,971     1,357,807
                                         ------------   ------------   ---------   -----------
  Net realized/unrealized gain on
   investments ........................    22,867,047     12,654,157     224,832     1,701,862
                                         ------------   ------------   ---------   -----------

Increase in net assets resulting
 from operations ......................  $ 23,637,900   $ 14,079,819   $ 594,428   $ 1,749,048
                                         ============   ============   =========   ===========

----------
(a)   Period from April 15, 1997 (inception date of fund) to September 30, 1997.


                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Westwood Equity Fund
Statement of Changes in Net Assets
================================================================================

                                                  For the         For the
                                                Year ended      Year ended
                                               September 30,   September 30,
                                                   1997            1996
                                               -------------   ------------

Operations:
 Net investment income ......................  $     770,853   $    245,203
 Net realized gain on investment transactions 5,123,310 3,776,460 Net change in unrealized appreciation
  on investments ............................     17,743,737        732,252
                                               -------------   ------------

Net increase in net assets resulting
 from operations ............................     23,637,900      4,753,915
                                               -------------   ------------

Dividends to shareholders from net
 investment income:
 Retail Class ...............................       (298,531)      (136,789)
 Service Class ..............................        (10,884)            --
                                               -------------   ------------
                                                    (309,415)      (136,789)
                                               -------------   ------------

Distributions to shareholders from net
 realized gain on investments:
 Retail Class ...............................     (3,698,285)    (1,203,822)
 Service Class ..............................       (148,096)        (4,738)
                                               -------------   ------------
                                                  (3,846,381)    (1,208,560)
                                               -------------   ------------
Change in net assets from shareholder
 distributions ..............................     (4,155,796)    (1,345,349)
                                               -------------   ------------

Capital Share Transactions:
 Proceeds from sales of shares:
 Retail Class ...............................     92,918,827     13,671,023
 Service Class ..............................      1,867,426      1,193,888
                                               -------------   ------------
                                                  94,786,253     14,864,911
                                               -------------   ------------
 Net asset value of shares issued
 to shareholders upon reinvestment
 of dividends and distributions:
 Retail Class ...............................      3,960,522      1,328,732
 Service Class ..............................        158,980          4,738
                                               -------------   ------------
                                                   4,119,502      1,333,470
                                               -------------   ------------
 Net asset value of shares redeemed:
 Retail Class ...............................    (16,427,813)    (3,924,009)
 Service Class ..............................       (488,462)       (91,065)
                                               -------------   ------------
                                                 (16,916,275)    (4,015,074)
                                               -------------   ------------
 Net increase in net assets from
 capital share transactions .................     81,989,480     12,183,307
                                               -------------   ------------

Total increase in net assets ................    101,471,584     15,591,873

Net Assets:
 Beginning of period ........................     30,562,953     14,971,080
                                               -------------   ------------
 End of period (including undistributed
  net investment income of $683,192 and
  $199,066, respectively) ...................  $ 132,034,537   $ 30,562,953
                                               =============   ============


                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Westwood Balanced Funds
Statement of Changes in Net Assets
================================================================================

                                                  For the         For the
                                                Year ended      Year ended
                                               September 30,   September 30,
                                                   1997            1996
                                               -------------   ------------

Operations:
 Net investment income ......................  $  1,425,662   $    596,382
 Net realized gain on investment transactions 4,225,571 2,402,768 Net change in unrealized appreciation
  on investments ............................     8,428,586        761,337
                                               ------------   ------------

Net increase in net assets resulting
 from operations ............................    14,079,819      3,760,487
                                               ------------   ------------

Dividends to shareholders from net
 investment income:
 Retail Class ...............................    (1,102,900)      (388,690)
 Service Class ..............................      (271,666)      (207,865)
                                               ------------   ------------
                                                 (1,374,566)      (596,555)
                                               ------------   ------------

Distributions to shareholders from net
 realized gain on investments:
 Retail Class ...............................    (1,720,932)      (136,634)
 Service Class ..............................      (687,890)      (108,437)
                                               ------------   ------------
                                                 (2,408,822)      (245,071)
                                               ------------   ------------

Change in net assets from shareholder
 distributions ..............................    (3,783,388)      (841,626)
                                               ------------   ------------

Capital Share Transactions:
 Proceeds from sales of shares:
 Retail Class ...............................    42,596,591     16,778,536
 Service Class ..............................     3,254,037      4,707,239
                                               ------------   ------------
                                                 45,850,628     21,485,775
                                               ------------   ------------

 Net asset value of shares issued
 to shareholders upon reinvestment
 of dividends and distributions:
 Retail Class ...............................     2,681,092        501,337
 Service Class ..............................       857,303        276,240
                                               ------------   ------------
                                                  3,538,395        777,577
                                               ------------   ------------

 Net asset value of shares redeemed:
 Retail Class ...............................    (9,471,412)    (2,761,202)
 Service Class ..............................    (3,109,777)    (2,171,662)
                                               ------------   ------------
                                                (12,581,189)    (4,932,864)
                                               ------------   ------------

 Net increase in net assets from
 capital share transactions .................    36,807,834     17,330,488
                                               ------------   ------------

Total increase in net assets ................    47,104,265     20,249,349

Net Assets:
 Beginning of period ........................    34,373,779     14,124,430
                                               ------------   ------------

 End of period (including undistributed
  net investment income of $46,195 and
  $473, respectively) .......................  $ 81,478,044   $ 34,373,779
                                               ============   ============


                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Statement of Changes in Net Assets
================================================================================

                                                   For the        For the
                                                 Year ended     Year ended
                                                September 30,  September 30,
Westwood Intermediate Bond Fund                      1997           1996
                                                ------------   ------------

Operations:
 Net investment income .......................  $    369,596   $   281,492
 Net realized gain on investment
  transactions ...............................       107,861        92,155
 Net change in unrealized appreciation
  (depreciation) on investments ..............       116,971      (143,346)
                                                ------------   -----------

Net increase in net assets resulting
 from operations .............................       594,428       230,301
                                                ------------   -----------

Dividends to shareholders from net
 investment income (Retail Class): ...........      (370,062)     (281,492)
                                                ------------   -----------

Capital Share Transactions:
 Proceeds from sales of shares
  (Retail Class): ............................     1,191,667     1,825,411
                                                ------------   -----------
 Net asset value of shares issued to
  shareholders upon reinvestment of
  dividends and distributions (Retail Class):        258,261       184,446
                                                ------------   -----------

 Net asset value of shares redeemed
  (Retail Class): ............................    (1,258,153)   (1,192,260)
                                                ------------   -----------
 Net increase in net assets from capital
  share transactions .........................       191,775       817,597
                                                ------------   -----------
Total increase in net assets .................       416,141       766,406

Net Assets:

 Beginning of period .........................     5,495,693     4,729,287
                                                ------------   -----------
 End of period (including undistributed
  net investment income of $51 and $466,
  respectively) ..............................  $  5,911,834   $ 5,495,693
                                                ============   ===========

                                                   For the
                                                Period ended
                                                September 30,
Westwood SmallCap Equity Fund                     1997 (a)
                                                ------------

Operations:
 Net investment income .......................  $     47,186
 Net realized gain on investment
  transactions ...............................       344,055
 Net change in unrealized appreciation
  on investments .............................     1,357,807
                                                ------------
Net increase in net assets resulting
 from operations .............................     1,749,048
                                                ------------

Capital Share Transactions:
 Proceeds from sales of shares (Retail Class):    10,675,477
                                                ------------
 Net asset value of shares redeemed (Retail
  Class): ....................................    (3,878,546)
                                                ------------
 Net increase in net assets from capital
  share transactions .........................     6,796,931
                                                ------------

Total increase in net assets .................     8,545,979

Net Assets:
 Beginning of period .........................            --
 End of period (including undistributed
  net investment income of $47,186) ..........  $  8,545,979
                                                ============

----------
(a)   Period from April 15, 1997 (inception date of fund) to September 30, 1997.


                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Notes to Financial Statements
================================================================================

      Note 1 -- Description. The Westwood Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently consists of six separate investment portfolios: Westwood Equity Fund, Westwood SmallCap Equity Fund (commenced operations April 15, 1997), Westwood Intermediate Bond Fund, Westwood Balanced Fund (collectively, the "Funds"), Westwood Realty Fund and Westwood Cash Management Fund, each, with the exception of the SmallCap Equity Fund and Realty Fund, with two (2) classes of shares known as the Service Class and the Retail Class (formerly the "Institutional Class"). Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expense incurred in the distribution and marketing of such shares are different for each class (with the exception of the Cash Management
Fund). Effective November 8, 1994, all shares in the Service Class of Intermediate Bond Fund were redeemed. No such shares were outstanding at September 30, 1997, although such shares are available for sale. The Westwood Realty Fund was launched on September 30, 1997 and had no operations other than the sale of 10,000 shares of common stock at $10.00 per share to Gabelli Funds, Inc. The Westwood Cash Management Fund has not commenced operations.

      On July 27, 1994, Westwood Management Corp. entered into an agreement with Gabelli Funds, Inc. to form a new limited liability company, Teton Advisers LLC ("Teton"). On October 6, 1994, Teton entered into a new investment advisory agreement with The Westwood Funds ("Funds") and a sub-advisory agreement with Westwood Management Corp. ("Westwood"). The terms of the sub-advisory agreement with Westwood Management Corp. state that Westwood would continue to manage the assets of the Funds. Teton became the investment adviser to the Funds and is responsible for overseeing Westwood's activities. On November 7, 1997, the members of Teton approved a change in name to Gabelli Advisers LLC. Additionally, on November 18, 1997, the Board of Trustees approved a change in name of The Westwood Funds to The Gabelli Westwood Funds to reflect the more closely aligned relationship with the Gabelli family of funds.

      Note 2 -- Significant Accounting Policies. The following is a summary of the significant accounting policies followed by the Funds.

      (a) Portfolio Valuation. Investments in securities (including options and financial futures) are valued at the last sale price on the securities exchange on which such securities are primarily traded or, if there are no trades, at the current bid price as of 4:15 p.m. eastern time. Over-the-counter securities for which there were no transactions, are valued at the bid price. Bonds and other fixed income securities are valued by using market quotations, and may be valued on the basis of prices provided by a pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities which mature in 60 days or less are valued at amortized cost, if their terms to maturity at purchase were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

      (b) Securities transactions and investment income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded in the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily.

      (c) Distributions to shareholders. Dividends from net investment income are declared and paid annually for the Equity Fund and SmallCap Equity Fund, and quarterly for the Balanced Fund. The Intermediate Bond Fund declares dividends of such income daily and pays those dividends monthly. Distributions of net realized gain are normally declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal

THE WESTWOOD FUNDS
Notes to Financial Statements (continued)
================================================================================

      income tax regulations which may differ with generally accepted accounting principles. These "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment; temporary differences do not require a reclassification.

      (d) Federal income taxes. It is the policy of each of the Funds to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable income for the fiscal year.

      (e) Organizational expenses. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight line basis over sixty months beginning with each Fund's commencement of operations.

      (f) Determination of net asset value and calculation of expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the Class incurring the expense.

      (g) Repurchase Agreements. Repurchase agreements are considered to be loans by a Fund under the 1940 Act. The Funds may acquire repurchase agreements from domestic banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. It is also required that the repurchase agreement be at all times fully collateralized in an amount at least equal to the repurchase price including accrued interest earned on the underlying securities, and that the underlying securities be marked to market every business day to assure that the repurchase agreement remains fully collateralized. A Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

      (h) Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

      Note 3 -- Investment Advisory and Other Transactions with Affiliates. As compensation for its services and related expenses, the Trust pays the Adviser a fee computed daily and payable monthly in an amount equal on an annualized basis to 1.00% for both the Equity Fund and the SmallCap Equity Fund, .60% for the Intermediate Bond Fund and .75% for the Balanced Fund of each Fund's daily average net asset value. For the fiscal year ended September 30, 1997, the adviser was entitled to fees of $700,389, $24,918, $33,052, $419,264 for the
Equity, SmallCap Equity, Intermediate Bond and Balanced Funds, respectively. For the same period, the Adviser has voluntarily agreed to reimburse the Funds in the event the Funds' annual expenses exceed certain prescribed limits. As of September 30, 1997, the Adviser reimbursed expenses in the amount of $38,601, $14,207, $32,389 and $43,972, respectively.

      Gabelli & Company, an indirect subsidiary of Gabelli Funds, Inc. serves as distributor of the Funds. On September 30, 1994 the Funds' shareholders approved a Plan of Distribution (the "Plan") for the Retail Class of shares pursuant to Rule 12b-1. The Plan authorizes payment by the Funds to reimburse Gabelli & Company in connection with the distribution of its Retail Class shares at an annual rate of up to .25% of the average daily net assets. For the year ended September 30, 1997, the Fund incurred distribution expenses in the amounts of $169,561, $6,229, $13,772, $107,852 for the Retail

THE WESTWOOD FUNDS
Notes to Financial Statements (continued)
================================================================================

Class of the Equity, SmallCap Equity, Intermediate Bond and Balanced Funds, respectively. Under the Distribution Plan and Agreement (the "Plan") for the Service Class, each Fund may reimburse Gabelli & Company on a monthly basis for cost and expenses in connection with the distribution and marketing of Service Class shares. This distribution expense is subject to a maximum limit of 0.35% per annum of the average daily net assets of the Service Class of the Intermediate Bond Fund and 0.50% per annum of the Service Class of the Equity and Balanced Funds. The Funds, with respect to the Service Class, incurred distribution costs and expenses of $11,072 in the Equity Fund and $63,805 in the Balanced Fund, for the year ended September 30, 1997. There were no service class shares outstanding during the year ended September 30, 1997 for the Intermediate Bond Fund or the SmallCap Equity Fund.

      Note 4 -- Securities Transactions.

      (a) Purchase and sale transactions. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended September 30, 1997 were as follows:

                                          Purchases        Sales
                                          ---------        -----

     SmallCap Equity Fund* ..........    $13,341,813    $6,739,768
     Intermediate Bond Fund .........     31,478,062    31,475,651
     Balanced Fund ..................     91,256,742    60,205,564
     Equity Fund ....................    118,565,380    42,453,207

     * For the period from April 15, 1997 (commencement of operations) through September 30, 1997.

      (b) Federal income tax basis. Gross unrealized appreciation and depreciation on investment securities at September 30, 1997 based on cost for Federal income tax purposes, is as follows:

                                                  Gross         Gross          Net
                                               Unrealized    Unrealized    Unrealized
                                              Appreciation  Depreciation  Appreciation
                                              ------------  ------------  ------------
     SmallCap Equity Fund...................  $ 1,452,884     ($95,077)   $ 1,357,807
     Intermediate Bond Fund.................       85,513       (7,114)        78,399
     Balanced Fund..........................   10,996,098     (140,767)    10,885,331
     Equity Fund............................   21,144,040     (426,333)    20,717,707

THE WESTWOOD FUNDS
Notes to Financial Statements (continued)
================================================================================

Note 5 -- Capital Share Transactions. Transactions in shares of common stock were as follows:

                                    Equity Fund                 Balanced Fund            Intermediate Bond Fund     SmallCap Equity
                                    -----------                 -------------            ----------------------     ---------------
                            Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended    Period Ended
                           September 30,  September 30,  September 30,  September 30,  September 30,  September 30,  September 30,
SHARE TRANSACTIONS            1997           1996           1997           1996           1997           1996           1997(a)
------------------         -----------    ----------     ----------     ----------      --------       --------         --------
Retail Class
 Issued .................   11,047,947     1,899,542      4,088,896      1,807,225       117,171        184,406          882,585
 Reinvested .............      531,614       204,420        269,893         54,134        25,519         18,608               --
 Redeemed ...............   (1,955,697)     (542,403)      (910,694)      (292,132)     (124,506)      (120,336)        (292,382)
                           -----------    ----------     ----------     ----------      --------       --------         --------
  Change in Retail shares    9,623,864     1,561,559      3,448,095      1,569,227        18,184         82,678          590,203
                           ===========    ==========     ==========     ==========      ========       ========         ========

Service Class

 Issued..................      222.950       160,373        312,801        509,146
 Reinvested..............       21,311           726         85,955         30,203
 Redeemed................      (54,301)      (12,695)      (296,196)      (235,513)
                           -----------    ----------     ----------     ----------
  Change in Service shares     189,960       148,404        102,560        303,836
                           ===========    ==========     ==========     ==========

(a)   Period from April 15, 1997 (inception date of fund) to September 30, 1997.

Note 6 -- Federal Income Information. At September 30, 1997 the Intermediate Bond Fund had a capital loss carryforward of $478,655 which will be available through September 2003 to offset future capital gains as provided by Federal Income Tax regulations. To the extent that this carryforward loss is used to offset future capital gains, the gains so offset would not be distributed to shareholders.

      Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Intermediate Bond Fund incurred losses of $9,524 after October 31, 1996. Such losses will be treated, for tax purposes, as arising on October 1, 1997.

      As of September 30, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to additional paid-in-capital:

                                      Accumulated               Accumulated
                                   Undistributed Net        Realized Gain (Loss)
                                 Investment Income (Loss)      on Investments

     Intermediate Bond Fund.....       $    51                   $    (51)
     Balanced Fund..............        (5,373)                    (3,443)
     Equity Fund................        22,688                    (32,815)

THE WESTWOOD FUNDS
Selected Per Share Data and Ratios
For a share outstanding throughout each period
================================================================================

                                                                                Year Ended September 30,
                                            ------------------   -----------------   -----------------  ----------------    ------
                                                   1997                1996                1995               1994           1993
                                            ------------------   -----------------   -----------------  ----------------    ------
                                             Retail    Service   Retail    Service   Retail    Service  Retail   Service    Retail
Equity Fund                                  Class      Class    Class      Class    Class      Class   Class    Class+     Class
                                            --------   -------   -------   -------   -------   ------   ------   ------     ------
Net Asset Value, Beginning of Period .....  $   7.68   $  7.69   $  6.59   $  6.57   $  5.50   $ 5.48   $ 9.91   $ 5.53     $14.19
                                            --------   -------   -------   -------   -------   ------   ------   ------     ------
Income from Investment Operations:
 Net investment income ...................      0.07      0.06      0.08      0.06      0.04     0.04     0.10     0.06       0.05
 Net realized and unrealized gain on
  investment transactions ................      2.72      2.71      1.59      1.58      1.31     1.29     0.64    (0.11)      2.12
                                            --------   -------   -------   -------   -------   ------   ------   ------     ------
  Total Income from Investment Operations       2.79      2.77      1.67      1.64      1.35     1.33     0.74    (0.05)      2.17
                                            --------   -------   -------   -------   -------   ------   ------   ------     ------
Less Distributions:
  Dividends from net investment income ...     (0.07)    (0.06)    (0.06)       --     (0.06)   (0.04)   (0.07)      --      (0.55)
  Distributions from net realized
   capital gains .........................     (0.83)    (0.83)    (0.52)    (0.52)    (0.20)   (0.20)   (5.08)      --      (5.90)
                                            --------   -------   -------   -------   -------   ------   ------   ------     ------
  Total Dividends and Distributions
   Distributions .........................     (0.90)    (0.89)    (0.58)    (0.52)    (0.26)   (0.24)   (5.15)      --      (6.45)
                                            --------   -------   -------   -------   -------   ------   ------   ------     ------
Net Asset Value, End of Period ...........  $   9.57   $  9.57   $  7.68   $  7.69   $  6.59   $ 6.57   $ 5.50   $ 5.48     $ 9.91
                                            ========   =======   =======   =======   =======   ======   ======   ======     ======
Total Return (excludes sales charge) .....     39.61%    39.31%    26.88%    26.33%    25.85%   25.54%    9.14%   (0.90)%    20.16%
Net Assets End of Period (in thousands) ..  $128,697   $ 3,338   $29,342   $ 1,221   $14,903   $   68   $8,637   $  254     $5,172
Ratios to Average Net Assets of:
 Net Investment Income ...................      1.11%     0.85%     1.16%     0.92%     0.77%    0.64%    1.63%    1.64%++    0.40%
 Expenses net of waivers/reimbursements(a)      1.53%     1.78%     1.50%     1.74%     1.61%    1.85%    0.71%    1.04%++    1.95%
 Expenses before waivers/reimbursements(c)      1.59%     1.84%     1.95%     2.19%     2.29%    2.63%    1.94%    2.29%++    2.32%
 Portfolio Turnover Rate .................        61%       61%      106%      106%      107%     107%     137%     137%       102%
Average Commission Rate (per share of
 security)** .............................  $ 0.0572   $0.0572   $0.0540   $0.0540        --       --       --       --         --
====================================================================================================================================

                                                                                         Year Ended September 30,
                                                   ---------------------------------------------------------------------------
                                                         1997                1996               1995              1994
                                                   -------   -------   -------   -------   ------   ------   ------   -------
                                                    Retail   Service   Retail    Service   Retail   Service  Retail   Service
Balanced Fund                                       Class     Class    Class      Class    Class     Class   Class     Class
                                                   -------   -------   -------   -------   ------   ------   ------   -------
Net Asset Value, Beginning of Period ............  $  9.71   $  9.69   $  8.47   $  8.45   $ 7.12     7.10   $10.89   $ 10.88
                                                   -------   -------   -------   -------   ------   ------   ------   -------
Income from Investment Operations:
 Net investment income ..........................     0.25      0.24      0.22      0.20     0.19     0.17     0.12      0.15
 Net realized and unrealized gain
  on investment transactions ....................     2.36      2.33      1.37      1.37     1.35     1.35     0.42      0.36
                                                   -------   -------   -------   -------   ------   ------   ------   -------
 Total Income from Investment Operations ........     2.61      2.57      1.59      1.57     1.54     1.52     0.54      0.51
                                                   -------   -------   -------   -------   ------   ------   ------   -------
Less Distributions:
 Dividends from net investment income ...........    (0.25)    (0.22)    (0.22)    (0.20)   (0.19)   (0.17)   (0.13)    (0.11)
 Distributions from net realized capital gains ..    (0.58)    (0.58)    (0.13)    (0.13)      --       --    (4.18)    (4.18)
                                                   -------   -------   -------   -------   ------   ------   ------   -------
 Total Dividends and Distributions ..............    (0.83)    (0.80)    (0.35)    (0.33)   (0.19)   (0.17)   (4.31)    (4.29)
                                                   -------   -------   -------   -------   ------   ------   ------   -------
Net Asset Value, End of Period ..................  $ 11.49   $ 11.46   $  9.71   $  9.69   $ 8.47   $ 8.45   $ 7.12   $  7.10
                                                   =======   =======   =======   =======   ======   ======   ======   =======
Total Return (not reflecting sales load) ........    28.32%    27.98%    19.11%    18.85%   21.98%   21.67%    5.30%     4.67%
Net Assets End of Period (in thousands) .........  $67,034   $14,444   $23,158   $11,216   $6,912   $7,212   $3,081   $10,810
Ratios to Average Net Assets of:
 Net Investment Income ..........................     2.60%     2.37%     2.62%     2.34%    2.47%    2.26%    1.55%     2.15%
 Expenses net of waivers/reimbursements(b) ......     1.28%     1.53%     1.32%     1.57%    1.35%    1.62%    1.68%     1.17%
 Expenses before waivers/reimbursements(c) ......     1.36%     1.61%     1.71%     1.96%    1.86%    2.24%    2.36%     2.11%
 Portfolio Turnover Rate ........................      110%      110%      111%      111%     133%     133%     168%      168%

Average Commission Rate (per share of security)**  $0.0593   $0.0593   $0.0550   $0.0550       --       --       --        --
==============================================================================================================================


                                                   -----------------
                                                          1993
                                                     ------   ------
Balanced Fund                                        Retail   Service
                                                     Class    Class+
                                                     ------   ------
Net Asset Value, Beginning of Period ............
                                                     $10.45   $10.24
Income from Investment Operations:                   ------   ------
 Net investment income ..........................
 Net realized and unrealized gain                      0.20     0.19
  on investment transactions ....................
                                                       1.44     0.52
 Total Income from Investment Operations ........    ------   ------
                                                       1.64     0.71
Less Distributions:                                  ------   ------
 Dividends from net investment income ...........
 Distributions from net realized capital gains ..     (0.24)   (0.07)
                                                      (0.96)      --
 Total Dividends and Distributions ..............    ------   ------
                                                      (1.20)   (0.07)
Net Asset Value, End of Period ..................    ------   ------
                                                     $10.89   $10.88
Total Return (not reflecting sales load) ........    ======   ======
Net Assets End of Period (in thousands) .........     17.60%    6.96%
Ratios to Average Net Assets of:                     $1,583   $  114
 Net Investment Income ..........................
 Expenses net of waivers/reimbursements(b) ......      1.90%    1.76%++
 Expenses before waivers/reimbursements(c) ......      1.82%    2.07%++
 Portfolio Turnover Rate ........................      2.97%    3.14%++
                                                        192%     192%
Average Commission Rate (per share of security)**
                                                         --       --

=======================================================================

----------
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.50% (retail class) and 1.75% (service class).
(b) The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.25% (retail class) and 1.50% (service class).
(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fees reductions and/or reimbursements had not occurred, the ratios would have been as shown.
** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged. The amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
+     Prior to April 6, 1993, no shares of the service Class were issued.
++    Annualized.


                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
Selected Per Share Data and Ratios (continued)
For a share outstanding throughout each period
================================================================================

                                                                                         Year Ended September 30,
                                                               --------------------------------------------------------------------
                                                                  1997  1996             1995                1994             1993
                                                               -------  --------   -----------------   -----------------     ------
                                                                                   Retail   Service    Retail    Service     Retail
Intermediate Bond Fund                                           Retail Class      Class    Class(d)   Class     Class+      Class
                                                               -----------------   ------   --------   ------    -------     ------
Net Asset Value, Beginning of Period ........................  $ 9.88    $ 9.98    $ 9.48    $ 9.48    $10.73    $10.51     $10.65
                                                               ------    ------    ------    ------    ------    ------     ------
Income from Investment Operations:
  Net investment income .....................................    0.68      0.51      0.52      0.05      0.48      0.41       0.39
  Net realized and unrealized gain on investment transactions    0.41     (0.10)     0.50     (0.14)    (1.04)    (1.03)      0.62
                                                               ------    ------    ------    ------    ------    ------     ------
  Total Income from Investment Operations ...................    1.09      0.41      1.02     (0.09)    (0.56)    (0.62)      1.01
                                                               ------    ------    ------    ------    ------    ------     ------
Less Distributions:
  Dividends from net investment income ......................   (0.68)    (0.51)    (0.52)    (0.05)    (0.48)    (0.41)     (0.39)
  Distributions from net realized capital gains .............    --        --        --        --       (0.21)     --        (0.54)
                                                               ------    ------    ------    ------    ------    ------     ------
  Total Distributions and Distributions .....................   (0.68)    (0.51)    (0.52)    (0.05)    (0.69)    (0.41)     (0.93)
                                                               ------    ------    ------    ------    ------    ------     ------
Net Asset Value, End of Period ..............................  $10.29    $ 9.88    $ 9.98    $ 9.34    $ 9.48    $ 9.48     $10.73
                                                               ======    ======    ======    ======    ======    ======     ======
Total Return (excludes sales charge) ........................   11.36%     4.50%    11.13%    (0.95)    (5.46)%   (6.81)%    10.24%
Net Assets End of Period (in thousands) .....................  $5,912    $5,496    $4,729    $    0    $7,339    $   76     $2,849
Ratios to Average Net Assets of:
  Net Investment Income .....................................    6.71%     5.43%     5.38%     4.85%     4.86%     6.05%++    3.74%
  Expenses net of waivers/reimbursements(c) .................    1.11%     1.09%     1.17%     1.45%     0.92%     1.34%++    2.40%
  Expenses before waivers/reimbursements(e) .................    1.70%     2.46%     2.47%     4.07%     1.75%     2.37%++    3.46%
  Portfolio Turnover Rate ...................................     628%      309%      165%       70%      203%      203%       222%

================================================================================

                                                           1997(a)
                                                         -----------
                                                           Retail
SmallCap Equity Fund                                       Class
                                                         -----------
Net Asset Value, Beginning of Period ..........          $     10.00
                                                         -----------
Income from Investment Operations:
  Net investment income .......................                 0.08
  Net realized and unrealized gain on
  investment transactions .....................                 4.40
                                                         -----------
  Total Income from Investment Operations .....                 4.48
                                                         -----------
Net Asset Value, End of Period ................          $     14.48
                                                         ===========
Total Return ..................................                44.80%
Net Assets End of Period (in thousands) .......          $     8,546
Ratios to Average Net Assets of:
  Net Investment Income .......................                 1.89%++
  Expenses net of waivers/reimbursements(b) ...                 1.89%++
  Expenses before waivers/reimbursements(e) ...                 2.45%++
  Portfolio Turnover Rate .....................                  146%
Average Commission Rate (per share of security)          $    0.0358
================================================================================
----------
(a)   Period from April 15, 1997 (inception date of fund)to September 30, 1997.
(b) The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio would be 1.50% (annualized).
(c) The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits the expense ratio would be 1.00%.
(d) On November 8, 1994, all shares of the Service Class were redeemed and there have been no further shares issued in this class since that date. Accordingly, the NAV per share represents the net asset value on November 8, 1994.
(e) During the period, certain fees were voluntarily reduced and or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as shown.
+     Prior to January 28, 1994 no shares of the service Class were issued.
++    Annualized.

                 See accompanying notes to financial statements.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Westwood Funds

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the selected per share data and ratios present fairly, in all material respects, the financial position of Westwood Equity Fund, Westwood Intermediate Bond Fund, Westwood SmallCap Equity Fund and Westwood Balanced Fund (constituting The Westwood Funds, hereafter referred to as the "Fund") at September 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, except for Westwood SmallCap Equity Fund which is for the period April 15, 1997 (commencement of operations) through September 30, 1997, and the selected per share data and ratios for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and selected per share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's managment; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
November 7, 1997

THE WESTWOOD FUNDS
1997 Tax Notice to Shareholders (unaudited)
================================================================================

U.S. Government Income:

The percentage of the ordinary income dividend paid by the Westwood Equity Fund, Westwood Balanced Fund, Westwood Intermediate Bond Fund and Westwood SmallCap Equity Fund (collectively, the "Funds") during fiscal 1997 which was derived from U.S. Treasury securities was 20.8%, 40.2%, 32.1% and 0%, respectively. Such income is exempt from state and local income tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Funds did not meet this strict requirement in 1997. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor for the applicability of the information provided as to your specific situation.

Westwood Equity Fund

23.1% of the income distributed qualifies for the Corporate Dividends Received Deduction. The $0.49 distribution of long term capital gains paid on December 20, 1996 was designated by the Trustees as a capital gain distribution.

Westwood Balanced Fund

19.1% of the income distributed qualifies for the Corporate Dividends Received Deduction. The $0.322 distribution of long term capital gains paid on December 20, 1996 was designated by the Trustees as a capital gain distribution.

Westwood Intermediate Bond Fund

None of the income distributed qualifies for the Corporate Dividends Received Deduction.

                      [This page intentionally left blank]

                           The Gabelli Westwood Funds
                           ==========================

                                   EQUITY FUND
                                  BALANCED FUND
                             INTERMEDIATE BOND FUND
                              SMALLCAP EQUITY FUND
                                   (unaudited)

                  Gabelli Westwood Funds -- Retail Class Shares
                  ---------------------------------------------
                Average Annual Returns -- September 30, 1997 (a)

                       Calendar
                       --------
                     Third Quarter  1 yr   5 yr    Life of Fund   Inception Date
                     -------------  ----   ----    ------------   --------------
Equity .............      9.0%      39.6%  23.9%     16.1%           1/02/87
Balanced ...........      6.9       28.3   18.1      16.3           10/01/91
Intermediate Bond ..      3.7       11.4    6.1       7.1           10/01/91
SmallCap Equity ....     18.1       --     --         N/A            4/15/97

                 Gabelli Westwood Funds -- Service Class Shares
                 ----------------------------------------------
               Average Annual Returns -- September 30, 1997 (a)(b)

                 1 yr        3 yr   Life of Fund    Inception Date
                 ----        ----   ------------    --------------
Equity .......   33.7%      28.5%      22.4%           1/28/94
Balanced .....   22.9       21.1       16.6            4/06/93

(a) Average annual and total returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost.

(b) Includes the effect of the maximum 4.0% sales charge at the beginning of the period.

                           The Gabelli Westwood Funds
                           ==========================

                              One Corporate Center
                                  Rye, NY 10580
                        General and Account Information:
                            1-800 GABELLI (422-3554)
                               Fax: 1-914-921-5118
                             http://www.gabelli.com
                             email: info@gabelli.com
                                      west1@aol.com

Board of Trustees

SUSAN M. BYRNE
President and
Chief Investment Officer

KARL OTTO POHL
Former President
Deutsche Bundesbank

ANTHONY J. COLAVITA
Attorney-at-Law
Anthony J. Colavita, P.C.

JAMES P. CONN
Managing Director and
Chief Investment Officer
Financial Security Assurance

DR. WERNER J. ROEDER
Director of Surgery
Lawrence Hospital

Officers

SUSAN M. BYRNE
President and
Chief Investment Officer

BRUCE N. ALPERT
Vice President and
Treasurer

JAMES E. McKEE
Secretary

LYNDA J. CALKIN, CFA
Vice President

PATRICIA R. FRAZE
Vice President

DOUGLAS LEHMAN
Vice President

       Investment Adviser
      Gabelli Advisers LLC

     Investment Sub-Adviser
 Westwood Management Corporation

           Distributor
     Gabelli & Company, Inc.

            Custodian
      The Bank of New York

          Legal Counsel
        Battle Fowler LLP

     Independent Accountants
      Price Waterhouse LLP

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This report is for the information of the shareholders of The Gabelli Westwood
Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
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The
Gabelli
Westwood
Funds

Equity Fund   *****
Balanced Fund *****

SmallCap Equity Fund
Realty Fund
Intermediate Bond Fund

ANNUAL REPORT
SEPTEMBER 30, 1997

***** As of October 31, 1997